DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2013
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
NOTE 7:-	DERIVATIVE FINANCIAL INSTRUMENTS

In order to reduce the impact of changes in foreign currency exchange rates on its results, the Company enters into foreign currency exchange forward contracts and option strategies to purchase and sell foreign currencies to hedge a significant portion of its anticipated New Israeli Shekel ("NIS") payroll payments. The Company designates these contracts for accounting purposes as cash flow hedges. The Company currently hedges its exposure to the variability in future cash flows for a maximum period of one year.

The effective portion of the gain or loss on the derivative instruments is initially recorded as a component of other comprehensive income, a separate component of shareholders' equity, and subsequently reclassified into earnings to the same line item as the related forecasted transaction and in the same period or periods during which the hedged exposure affects earnings. Hedge ineffectiveness, if any, are recognized immediately in financial income (expenses), net.

Gain (loss) on the derivative instruments, which partially offset the foreign currency impact from the underlying exposures, reclassified from other comprehensive income into research and development, sales and marketing and general and administrative for the year ended December 31, 2013 were $ 83, $30 and $ 29, respectively. There was ineffective portion of the change in fair value of a cash flow hedge for the years ended December 31, 2013 and 2012 in the amounts of $ 29 and $ 5, respectively. There was no ineffective portion of the change in fair value of a cash flow hedge for the year ended December 31, 2011.

The Company's derivatives expose it to credit risks from possible non-performance by counterparties. As of December 31, 2013, the Company was exposed to loss due to credit risk by counterparties in the amount of $ 49, due to its derivative financial instruments. The Company has limited its credit risk by entering into derivative transactions exclusively with investment-grade rated financial institutions and monitors the creditworthiness of these financial institutions on an ongoing basis.

The notional amounts of the Company's derivative instruments as of December 31, 2013 amounted to $ 750. Notional values are dollar translated and calculated based on forward rates as of December 31, 2013. Gross notional amounts do not quantify risk or represent assets or liabilities of the Company, but are used in the calculation of settlements under the contracts.

As of December 31, 2013, amounts related to derivatives designated as cash flow hedges and recorded in accumulated other comprehensive income totaled $ 49 which will be reclassified into earnings within the next 12 months and will partially offset the foreign currency impact from the underlying exposures. The amount ultimately realized in earnings will likely differ due to future changes in foreign exchange rates. Loss from cash flow hedges recognized in other comprehensive income in the year ended December 31, 2013 amounted to $ 39.

The Company records all derivative instruments on the balance sheet at fair value. The fair value of the open foreign exchange contracts appears on its consolidated balance sheets as of December 31, 2013, as an asset in other current assets, in the amount of $ 49.

The fair value of the Company's outstanding derivative instruments qualified as hedging instruments as of December 31, 2013 and 2012 is summarized below:

		December 31,
	Balance sheet location	2013	2012
Assets

Foreign exchange option contracts	Other current assets	$8	$7
Foreign exchange forward contracts		41	81

Derivatives assets		$49	$88

The effect of derivative instruments in cash flow hedging relationships on the net income (loss) and other comprehensive income (loss) for the years ended December 31, 2013, 2012 and 2011 is summarized below:

	Increase (decrease) in gains recognized in other comprehensive income (loss) on derivative (effective portion)
	Year ended December 31,
	2013	2012	2011
Derivative in cash flow hedging relationship
Foreign exchange option contracts	$36	$11	$(16)
Foreign exchange forward contracts	96	69	(70)

	$132	$80	$(86)

The following is the change in the other comprehensive income of unrealized gains on foreign currency cash flow hedge during 2013:

Other comprehensive income (loss)

Other comprehensive loss from unrealized gains on foreign currency cash flow hedge as of January 1, 2013	$88
Reclassification to earnings of realized gain on foreign currency cash flow hedge	(171)
Unrealized net gain on foreign currency cash flow hedge	132
Other comprehensive income from unrealized gains on foreign currency cash flow hedge as of December 31, 2013	$49

		Gains (losses) reclassified from other comprehensive income (loss) into income (expenses)
		Year ended December 31,
	Location in Statement of Operation	2013	2012	2011

Derivative in cash flow hedging relationship
Foreign exchange option contracts	Cost of sales and operating expenses	$35	$(11)	$-
Foreign exchange forward contracts	Financial expense	29	(5)	-
Foreign exchange forward contracts	Cost of sales and operating expenses	107	(70)	65

		$171	$(86)	$65